Note 19 - Subsequent Events (Details) (USD $)	1 Months Ended	12 Months Ended					0 Months Ended					3 Months Ended
	Nov. 26, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 22, 2015	Jan. 09, 2015	Mar. 12, 2015	Apr. 14, 2015	Mar. 27, 2015	Apr. 15, 2015	Feb. 26, 2015
Note 19 - Subsequent Events (Details) [Line Items]
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)	$ 6.29				$ 4.05	$ 5.21
Gain (Loss) on Disposition of Property Plant Equipment				$ 1,372,409
Repayments of Long-term Debt		75,268,462	37,696,190	48,965,869
Proceeds from Issuance of Debt		81,950,000
Subsequent Event [Member] | LPG Vessels [Member] | Three of Three Tranches [Member] | First Facility Agreement with a Bank [Member]
Note 19 - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Debt							15,750,000
Subsequent Event [Member] | Eco Lucidity Vessel [Member]
Note 19 - Subsequent Events (Details) [Line Items]
Payment Installment for Vessel Delivery								6,732,334
Subsequent Event [Member] | The Gas Kaizen and the Gas Crystal Vessels [Member]
Note 19 - Subsequent Events (Details) [Line Items]
Property, Plant, and Equipment, Salvage Value									2,117,684
Gain (Loss) on Disposition of Property Plant Equipment									34,751
Subsequent Event [Member] | Eco Enigma Vessel [Member]
Note 19 - Subsequent Events (Details) [Line Items]
Payment Installment for Vessel Delivery										14,625,000
Subsequent Event [Member] | Term Loan 2 [Member]
Note 19 - Subsequent Events (Details) [Line Items]
Repayments of Long-term Debt											13,500,000
Subsequent Event [Member]
Note 19 - Subsequent Events (Details) [Line Items]
Additional Amount of Stock Repurchase Program Authorized Amount													$ 20,000,000
Treasury Stock, Shares, Acquired (in Shares)												926,074
Treasury Stock Acquired, Average Cost Per Share (in Dollars per share)												$ 6.08